TERM LOAN AND CONVERTIBLE PROMISSORY NOTES (Details Narrative)							1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 21, 2019 USD ($)	Apr. 19, 2019 USD ($) shares	Mar. 06, 2019 USD ($) shares	Mar. 01, 2019 USD ($) $ / shares shares	Jan. 15, 2018 $ / shares shares	Nov. 15, 2016 USD ($)	Jun. 30, 2017 Number $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($)	Nov. 30, 2016 USD ($) Number $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Sep. 30, 2018 USD ($) Number $ / shares	Sep. 30, 2017 USD ($) $ / shares
Common stock par value (in dollars per shares) | $ / shares								$ 0.001			$ 0.001		$ 0.001	$ 0.001
Amortization of debt discount											$ 249,670	$ 254,501	$ 254,501	$ 810,540
Interest expense													780,513	1,324,127
Loss on Debt Extinguishment											(5,099,340)	(217,141)	$ (526,459)	$ (89,701)
Principal amount								$ 3,327,000			$ 3,327,000
Proceeds from issuance								259,000
Percentage of variable conversion price											80.00%
One day charge on interest expense											$ 1,700,000
Bridge Note Warrant Extensions								152,078			$ 152,078
Term Loan Agreement [Member] | Delek GOM Investments, LLC, [Member]
Number of warrants issued | shares			238,095,238	238,095,238
Common stock par value (in dollars per shares) | $ / shares				$ 0.001
Warrant exercise price | $ / shares				$ 0.042
Debt discount			$ 5,100,000
Loss on Debt Extinguishment			5,100,000
Principal amount			$ 10,000,000	$ 11,000,000
Interest rate				5.00%
Default interest rate				7.00%
Proceeds from issuance				$ 500,000
Term Loan Agreement [Member] | Delek GOM Investments, LLC, [Member] | Minimum [Member]
Outstanding debt amount				100,000
Term Loan Agreement [Member] | Delek GOM Investments, LLC, [Member] | Maximum [Member]
Outstanding debt amount				$ 500,000
Term Loan Facility [Member] | Delek GOM Investments, LLC, [Member]
Debt discount		$ 500,000
Principal amount		$ 1,000,000
Warrants [Member] | Term Loan Facility [Member] | Delek GOM Investments, LLC, [Member]
Number of warrants issued | shares		23,809,524
Debt discount									$ 500,000			$ 500,000
Bridge Financing Notes [Member]
Proceeds from issuance of convertible notes										$ 837,000
Number of convertible promissory notes issued | Number										11
Maturity term										1 year
Interest rate										8.00%
Conversion price | $ / shares										$ 0.025
Qualified equity financing amount										$ 3,000,000
Bridge Note Warrant Extensions										$ 152,000
Bridge Financing Notes [Member] | June 2017 Warrants [Member]
Number of convertible promissory notes issued | Number							8
Number of warrants issued | shares							7,000,000
Warrant exercise price | $ / shares							$ 0.03
Percentage of original warrants issued							25.00%
Bridge Financing Notes [Member] | Warrants [Member]
Number of warrants issued | shares					2,800,000					27,900,000
Warrant exercise price | $ / shares					$ 0.10					$ 0.03
Warrant term										3 years
Percentage of original warrants issued					10.00%
Bridge Financing Notes [Member] | January 15, 2019 Warrants [Member]
Number of convertible promissory notes issued | Number													6
Debt amount converted								277,000					$ 560,000
Accrued interest amount converted								6,000					$ 87,000
Cumulative accrued interest								$ 66,000
Bridge Financing Notes [Member] | Related Parties [Member]
Proceeds from issuance of convertible notes										$ 222,000
Extinguishment of related party payables										$ 70,000
Promissory Notes [Member] | Related party [Member]
Proceeds from issuance of convertible notes						$ 50,000
Convertible Debentures [Member] | Securities Purchase Agreement [Member]
Proceeds from issuance of convertible notes	$ 2,100,000
Interest rate	8.00%
Principal amount	$ 3,000,000
Convertible Debentures [Member] | Warrants [Member] | Securities Purchase Agreement [Member]
Number of warrants issued | shares											50,000,000
Warrant exercise price | $ / shares								$ 0.04			$ 0.04
Offering costs related to this issuance											$ 281,000